                                                              File No. 333-89283
                                                                     Rule 497(d)

                       Supplement Dated December 6, 1999
                   to the Prospectus Dated November 10, 1999

--------------------------------------------------------------------------------
                         Nuveen Unit Trusts Series 70
          Nuveen Bandwidth Five-Year Sector Portfolio, November 1999
          Nuveen e-Commerce Five-Year Sector Portfolio, November 1999
           Nuveen Internet Five-Year Sector Portfolio, November 1999
           Nuveen Wireless Five-Year Sector Portfolio, November 1999
                                 (the "Funds")
--------------------------------------------------------------------------------

     The dealer concession tables provided in the Prospectus dated November 10, 1999 for each of the Funds referenced above shall be revised in accordance with the following table for all purchases of Units on December 6, 1999. For Units purchased after that date, the concession tables included in the Prospectus shall apply.

DEALER CONCESSIONS

     The Sponsor plans to allow a concession of 3.50% for non-breakpoint purchases of Units to dealer firms in connection with the sale of Units in a given transaction. The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

Number of Units*                                                % Concession
                                                                   Per Unit

Less than 5,000................................................      3.50%
5,000 to 9,999.................................................      3.25
10,000 to 24,999...............................................      3.00
25,000 to 49,999...............................................      2.50
50,000 to 99,999...............................................      1.50
100,000 or more................................................      1.00
Rollover Purchases (per Unit)..................................     $0.25
Wrap Account Purchases.........................................      0.00

*Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

          PLEASE KEEP THIS WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.